INCOME TAX - Additional Information (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Change in valuation allowance	$ 0	$ 122,876	$ 0